Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Boston Scientific Corporation 401(k) Retirement Savings Plan
EIN 04-2695240
Plan #001

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
(Amounts in thousands, except per share data)

Identity of Issue	Description	Shares or Units	Current Value
*Vanguard Group
Institutional 500 Index Trust A	Common Collective Trust	13,584,517	$1,889,470
Institutional Extended Market Index Trust A	Common Collective Trust	2,949,159	379,380
Institutional Total Bond Market Index Trust A	Common Collective Trust	3,368,846	371,112
Institutional Total International Stock Market Index Trust A	Common Collective Trust	2,628,711	368,966
Target Retirement 2020 Trust Select	Common Collective Trust	1,007,036	57,293
Target Retirement 2025 Trust Select	Common Collective Trust	2,764,112	170,244
Target Retirement 2030 Trust Select	Common Collective Trust	5,035,547	333,371
Target Retirement 2035 Trust Select	Common Collective Trust	5,811,820	403,080
Target Retirement 2040 Trust Select	Common Collective Trust	5,741,061	427,614
Target Retirement 2045 Trust Select	Common Collective Trust	6,328,674	485,009
Target Retirement 2050 Trust Select	Common Collective Trust	5,668,671	457,398
Target Retirement 2055 Trust Select	Common Collective Trust	4,590,725	371,677
Target Retirement 2060 Trust Select	Common Collective Trust	2,889,085	233,558
Target Retirement 2065 Trust Select	Common Collective Trust	1,446,676	70,428
Target Retirement 2070 Trust Select	Common Collective Trust	175,302	5,220
Target Retirement Income Trust Select	Common Collective Trust	1,074,484	50,934
Target Retirement Income and Growth Trust Select	Common Collective Trust	63,844	1,653
Target Retirement Income Fund	Mutual Fund	16,568	230
500 Index Adm	Mutual Fund	13,295	8,400
Growth Index Adm	Mutual Fund	25,611	6,432
Total Stock Market Index Adm	Mutual Fund	26,681	4,354
Mid-Cap Growth Index Adm	Mutual Fund	12,269	1,474
Total Intl Stock Index Adm	Mutual Fund	29,236	1,185
Small-Cap Growth Index Adm	Mutual Fund	9,121	968
Small-Cap Value Index Adm	Mutual Fund	8,810	802
Real Estate Index Adm	Mutual Fund	5,831	731
Balanced Index Adm	Mutual Fund	13,161	682
Value Index Adm	Mutual Fund	9,018	672
Mid Cap Index Adm	Mutual Fund	1,744	627
Small-Cap Index Adm	Mutual Fund	5,011	619
Mid-Cap Value Index Adm	Mutual Fund	6,632	609
Emerging Mkts Stock Idx Adm	Mutual Fund	12,696	566
Total Bond Market Index Adm	Mutual Fund	57,641	563
Cash Reserves Federal MM Adm	Mutual Fund	300,852	301
Short-Term Bond Index Adm	Mutual Fund	12,645	131
Total Intl Bond Index Adm	Mutual Fund	5,601	108
T. Rowe Price U.S. Value Equity Trust; Class C	Common Collective Trust	5,081,470	256,614
Capital Group EuroPacific Growth Trust; U2	Common Collective Trust	15,794,975	249,877
Fidelity (FIAM) Core Plus CIT; Class J	Common Collective Trust	2,163,525	53,439

Legal & General S&P 500 Dc Cit	Common Collective Trust	3,501	1,172
State St Intl Indx Sl Cl Ix	Common Collective Trust	11,422	219
State St Us Bnd Indx Sl Cl Xiv	Common Collective Trust	13,635	157
Legal & General S&P 400 Dc Cit B	Common Collective Trust	687	157
State St Emg Mkts Indx Sl Sf Cl Ii	Common Collective Trust	6,824	110
Legal & General S&P 600 Dc Cit	Common Collective Trust	333	75
T Rowe Price Institutional Sm. Cap Stock Fund: Inst'l Cl	Mutual Fund	10,780,004	262,818
JPMorgan Large Cap Growth Fund; Class R6	Mutual Fund	1,660,003	143,491
American Funds New Perspective R6	Mutual Fund	4,260	301
American Funds Eupac R6	Mutual Fund	1,839	111
Baird Aggregate Bond Inst	Mutual Fund	7,342	73
Fidelity Real Estate Index	Mutual Fund	4,108	66
Nomura Small Cap Value R6	Mutual Fund	841	56
American Cent Us Sm Cap Growth Trst Cl F	Mutual Fund	887	10
Dreyfus Government Cash Mgmt Instl	Mutual Fund	515	1
Stable Value Fund:
*Vanguard Retirement Savings Trust II	Common Collective Trust	264,864,624	264,865
PUTNAM STABLE VALUE FUND	Common Collective Trust	371,933	372
*Boston Scientific Common Stock Fund Shares	Common Stock	8,707,903	523,171
*Notes Receivable from Participants, interest rates 4.25% - 9.5%	Loan		38,794
			$7,901,810

* Indicates party-in-interest to the Plan.
Note: Cost information is not presented, because all investments are Participant-directed.